Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Matthew 25 Fund
Entity Central Index Key	0001003839
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
MATTHEW 25 FUND
Shareholder Report [Line Items]
Fund Name	MATTHEW 25 FUND
Class Name	Matthew 25 Fund
Trading Symbol	MXXVX
Annual or Semi-Annual Statement [Text Block]	ADDITIONAL INFORMATION This semi-annual shareholder report contains important information about the Matthew 25 Fund - MXXVX for the period January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information, including the Shareholder's Letter, at www.matthew25fund.com or you can also request this information by contacting us at 1-888-M25-FUND.
Additional Information Phone Number	1-888-M25-FUND
Additional Information Website	www.matthew25fund.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Matthew 25 Fund	$57	1.10%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

managment’s discussion of fund performance

Dear Owners,

Our Matthew 25 Fund (MXXVX) returned 8.97% in the first 6 months of 2026. This was less than the 10.21% return on the S&P 500 Index (SPX). I am optimistic about our current portfolio of growth and value investments that I believe will benefit from the many technological changes happening now and going forward. I discuss this more fully in our June 30, 2026 Shareholder letter available on our website at: https://www.matthew25fund.com/annual-reports/

 I always emphasize long-term investing over trading and speculation, and I am optimistic that we can increase our Matthew 25 Fund’s long-term performance over the stock market’s averages:

Period	MXXVX	SPX
3 yrs.	22.94%	20.59%
15 yrs.	13.46%	14.35%
20 yrs.	10.47%	11.38%
25 yrs.	10.49%	9.54%
30 yrs.	11.59%	10.35%

A $10,000 investment in MXXVX at its inception of 10/16/1995 has grown to $292,580.58. My wife and I have been owners since inception and continue to purchase shares. We currently own 13.53% of MXXVX.

During the first half of this year, I made the following changes to our portfolio:

Sold – FedEx, Interface and Nucor

Bought + Coherent and Palantir Technologies

These changes were made to improve the growth potential and/or the intrinsic value of our investments. To see the performance of our legacy holdings and additional portfolio information, please visit our website to read our Semi-annual Shareholder Letter for 6/30/26. As always, it is my honor to work for you and to invest side-by-side with you.

Good fortune,

Mark Mulholland

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Performance graph

AVERAGE ANNUAL RETURNS

	1 YEAR	5 YEARS	10 YEARS
Matthew 25 Fund	21.79%	10.43%	14.34%
S&P 500 Index	22.32%	13.40%	15.50%

Hypothetical Cumulative Performance Comparison of $10,000 Investment For the Past 10 Years

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-888-M25-FUND.

Net Assets	$ 347,264,233
Holdings Count | Holdings	21
Advisory Fees Paid, Amount	$ 1,635,420
Investment Company, Portfolio Turnover	17.67%
Additional Fund Statistics [Text Block]	Fund statistics
NET ASSETS:	$347,264,233
PORTFOLIO HOLDINGS:	21
PORTFOLIO TURNOVER:	17.67%
ADVISORY FEES PAID BY FUND:	$1,635,420

Holdings [Text Block]

Asset Allocation

Semiconductors & Related Devices	35.54%
Pharmaceutical Preparations	8.46%
Retail-Catalog & Mail-Order Houses	6.69%
Federal & Federally - Sponsored Credit Agencies	5.74%
Electronic Computers	4.46%
Security Brokers, Dealers & Exchanges	4.37%
Services-Business Services	4.33%
Optical Instruments & Lenses	4.03%
Motor Vehicles & Passenger Car Bodies	3.94%
National Commercial Bank	3.93%
Services-Prepackaged Software	3.61%
Hotels & Motels	3.41%
Fire, Marine & Casualty Insurance	3.02%
State Commercial Banks	2.70%
Investment Advice	2.64%
Finance Services	1.50%
Chemicals & Allied Products	1.12%
Money Market Fund	0.60%
Business Services	0.00%
Total % Of Net Assets	100.09%

Largest Holdings [Text Block]

top ten holdings

1.	NVIDIA Corp.	21.92%
2.	Taiwan Semiconductor Manufacturing Co. Ltd.	13.61%
3.	Eli Lilly & Co.	8.46%
4.	Amazon.com, Inc.	6.69%
5.	Apple, Inc.	4.46%
6.	Goldman Sachs Group, Inc.	4.37%
7.	Mercadolibre, Inc.	4.33%
8.	Federal Agricultural Mortgage Corp. Class A & C	4.95%
9.	Coherent Corp.	4.03%
10.	Tesla, Inc.	3.94%
	Total % Of Net Assets	76.76%

*Indicates a combined position.

Material Fund Change [Text Block]	How has the Fund changed The Fund has not had any material changes during the six months ended June 30, 2026.
Updated Prospectus Phone Number	1-888-M25-FUND
Updated Prospectus Web Address	https://www.matthew25fund.com/